Distribution Date: Sep 25, 2006
DISTRIBUTION PACKAGE
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
N/A
Aurora Loan Services Inc
August 25, 2006
July 31, 2006
July 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Determination Date 18-Sep-06 Accrual Periods: Begin End
Record Date - X, P, R, C 31-Aug-06 Libor Certificates 8/25/2006 9/24/2006
Record Date - others 22-Sep-06 Others 8/1/2006 8/31/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1-A1A1 5.40438% $375,750,000.00 $373,002,772.46 $5,806,307.96 $1,735,869.73 $7,542,177.69 0.00 $0.00 $367,196,464.50
1-A1A2 5.44438% $76,947,000.00 $76,947,000.00 $0.00 $360,744.17 $360,744.17 0.00 $0.00 $76,947,000.00
1-A1B 5.44438% $50,300,000.00 $49,994,750.47 $645,149.60 $234,386.19 $879,535.79 0.00 $0.00 $49,349,600.87
1-A2A1 5.47438% $180,000,000.00 $180,000,000.00 $0.00 $848,528.90 $848,528.90 0.00 $0.00 $180,000,000.00
1-A2A2 5.48438% $28,783,000.00 $28,783,000.00 $0.00 $135,932.34 $135,932.34 0.00 $0.00 $28,783,000.00
1-A2B 5.53438% $23,198,000.00 $23,198,000.00 $0.00 $110,555.08 $110,555.08 0.00 $0.00 $23,198,000.00
1-A3A1A 5.52438% $200,000,000.00 $200,000,000.00 $0.00 $951,421.00 $951,421.00 0.00 $0.00 $200,000,000.00
1-A3A1B 5.59438% $22,223,000.00 $22,223,000.00 $0.00 $107,056.70 $107,056.70 0.00 $0.00 $22,223,000.00
1-A3A2A 5.52438% $178,869,000.00 $178,869,000.00 $0.00 $850,898.61 $850,898.61 0.00 $0.00 $178,869,000.00
1-A3A2B 5.59438% $76,658,000.00 $76,658,000.00 $0.00 $369,290.93 $369,290.93 0.00 $0.00 $76,658,000.00
1-A4A 5.64438% $22,275,000.00 $22,275,000.00 $0.00 $108,266.26 $108,266.26 0.00 $0.00 $22,275,000.00
1-A4B 5.69438% $2,475,000.00 $2,475,000.00 $0.00 $12,136.15 $12,136.15 0.00 $0.00 $2,475,000.00
2-A1A 5.49938% $419,278,000.00 $417,780,857.61 $3,729,754.45 $1,978,433.51 $5,708,187.96 0.00 $0.00 $414,051,103.16
2-A1B 5.59438% $46,586,000.00 $46,419,652.43 $414,413.21 $223,621.23 $638,034.44 0.00 $0.00 $46,005,239.22
M1 5.71438% $29,768,000.00 $29,768,000.00 $0.00 $146,479.88 $146,479.88 0.00 $0.00 $29,768,000.00
M2 5.74438% $33,490,000.00 $33,490,000.00 $0.00 $165,659.94 $165,659.94 0.00 $0.00 $33,490,000.00
M3 5.77438% $11,163,000.00 $11,163,000.00 $0.00 $55,506.71 $55,506.71 0.00 $0.00 $11,163,000.00
M4 5.87438% $15,814,000.00 $15,814,000.00 $0.00 $79,995.02 $79,995.02 0.00 $0.00 $15,814,000.00
M5 5.92438% $11,163,000.00 $11,163,000.00 $0.00 $56,948.60 $56,948.60 0.00 $0.00 $11,163,000.00
M6 6.00438% $9,302,000.00 $9,302,000.00 $0.00 $48,095.42 $48,095.42 0.00 $0.00 $9,302,000.00
M7 6.52438% $11,163,000.00 $11,163,000.00 $0.00 $62,716.15 $62,716.15 0.00 $0.00 $11,163,000.00
M8 7.07438% $9,302,000.00 $9,302,000.00 $0.00 $56,666.18 $56,666.18 0.00 $0.00 $9,302,000.00
M9 7.07438% $12,093,000.00 $12,093,000.00 $0.00 $73,668.47 $73,668.47 0.00 $0.00 $12,093,000.00
X N/A $13,959,409.60 $14,727,783.66 $0.00 $820,069.55 $820,069.55 N/A N/A $16,745,034.69
P N/A $0.00 $0.00 $0.00 $203,460.32 $203,460.32 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.01
Totals: $1,860,559,409.60 $1,856,611,816.63 $10,595,625.22 $9,796,407.04 $20,392,032.26 $0.00 $0.00 $1,848,033,442.45
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1-A1A1 525226AA4 $992.68868253 $15.45258273 $4.61974645 $0.00000000 $977.23609980 LIBOR 5.32438%
1-A1A2 525226AB2 $1,000.00000000 $0.00000000 $4.68821617 $0.00000000 $1,000.00000000 SWAP LIBOR
1-A1B 525226AC0 $993.93142087 $12.82603579 $4.65976521 $0.00000000 $981.10538509
1-A2A1 525226AD8 $1,000.00000000 $0.00000000 $4.71404944 $0.00000000 $1,000.00000000
1-A2A2 525226AE8 $1,000.00000000 $0.00000000 $4.72266060 $0.00000000 $1,000.00000000
1-A2B 525226AF3 $1,000.00000000 $0.00000000 $4.76571601 $0.00000000 $1,000.00000000
1-A3A1A 525226AG1 $1,000.00000000 $0.00000000 $4.75710500 $0.00000000 $1,000.00000000
1-A3A1B 525226AH9 $1,000.00000000 $0.00000000 $4.81738289 $0.00000000 $1,000.00000000
1-A3A2A 525226AJ5 $1,000.00000000 $0.00000000 $4.75710498 $0.00000000 $1,000.00000000
1-A3A2B 525226AK2 $1,000.00000000 $0.00000000 $4.81738279 $0.00000000 $1,000.00000000
1-A4A 525226AL0 $1,000.00000000 $0.00000000 $4.86043816 $0.00000000 $1,000.00000000
1-A4B 525226AM8 $1,000.00000000 $0.00000000 $4.90349495 $0.00000000 $1,000.00000000
2-A1A 525226AN6 $996.42923695 $8.89565980 $4.71866759 $0.00000000 $987.53357715
2-A1B 525226AP1 $996.42923690 $8.89565985 $4.80018096 $0.00000000 $987.53357704
M1 525226AQ9 $1,000.00000000 $0.00000000 $4.92071621 $0.00000000 $1,000.00000000
M2 525226AR7 $1,000.00000000 $0.00000000 $4.94654942 $0.00000000 $1,000.00000000
M3 525226AS5 $1,000.00000000 $0.00000000 $4.97238287 $0.00000000 $1,000.00000000
M4 525226AT3 $1,000.00000000 $0.00000000 $5.05849374 $0.00000000 $1,000.00000000
M5 525226AU0 $1,000.00000000 $0.00000000 $5.10154976 $0.00000000 $1,000.00000000
M6 525226AV8 $1,000.00000000 $0.00000000 $5.17043862 $0.00000000 $1,000.00000000
M7 525226AW6 $1,000.00000000 $0.00000000 $5.61821643 $0.00000000 $1,000.00000000
M8 525226AX4 $1,000.00000000 $0.00000000 $6.09182756 $0.00000000 $1,000.00000000
M9 525226AY2 $1,000.00000000 $0.00000000 $6.09182750 $0.00000000 $1,000.00000000

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1-A1A1 5.40438% $1,735,869.73 $0.00 $0.00 $0.00 $0.00 $0.00 $1,735,869.73 $0.00
1-A1A2 5.44438% $360,744.17 $0.00 $0.00 $0.00 $0.00 $0.00 $360,744.17 $0.00
1-A1B 5.44438% $234,386.19 $0.00 $0.00 $0.00 $0.00 $0.00 $234,386.19 $0.00
1-A2A1 5.47438% $848,528.90 $0.00 $0.00 $0.00 $0.00 $0.00 $848,528.90 $0.00
1-A2A2 5.48438% $135,932.34 $0.00 $0.00 $0.00 $0.00 $0.00 $135,932.34 $0.00
1-A2B 5.53438% $110,555.08 $0.00 $0.00 $0.00 $0.00 $0.00 $110,555.08 $0.00
1-A3A1A 5.52438% $951,421.00 $0.00 $0.00 $0.00 $0.00 $0.00 $951,421.00 $0.00
1-A3A1B 5.59438% $107,056.70 $0.00 $0.00 $0.00 $0.00 $0.00 $107,056.70 $0.00
1-A3A2A 5.52438% $850,898.61 $0.00 $0.00 $0.00 $0.00 $0.00 $850,898.61 $0.00
1-A3A2B 5.59438% $369,290.93 $0.00 $0.00 $0.00 $0.00 $0.00 $369,290.93 $0.00
1-A4A 5.64438% $108,266.26 $0.00 $0.00 $0.00 $0.00 $0.00 $108,266.26 $0.00
1-A4B 5.69438% $12,136.15 $0.00 $0.00 $0.00 $0.00 $0.00 $12,136.15 $0.00
2-A1A 5.49938% $1,978,433.51 $0.00 $0.00 $0.00 $0.00 $0.00 $1,978,433.51 $0.00
2-A1B 5.59438% $223,621.23 $0.00 $0.00 $0.00 $0.00 $0.00 $223,621.23 $0.00
M1 5.71438% $146,479.88 $0.00 $0.00 $0.00 $0.00 $0.00 $146,479.88 $0.00
M2 5.74438% $165,659.94 $0.00 $0.00 $0.00 $0.00 $0.00 $165,659.94 $0.00
M3 5.77438% $55,506.71 $0.00 $0.00 $0.00 $0.00 $0.00 $55,506.71 $0.00
M4 5.87438% $79,995.02 $0.00 $0.00 $0.00 $0.00 $0.00 $79,995.02 $0.00
M5 5.92438% $56,948.60 $0.00 $0.00 $0.00 $0.00 $0.00 $56,948.60 $0.00
M6 6.00438% $48,095.42 $0.00 $0.00 $0.00 $0.00 $0.00 $48,095.42 $0.00
M7 6.52438% $62,716.15 $0.00 $0.00 $0.00 $0.00 $0.00 $62,716.15 $0.00
M8 7.07438% $56,666.18 $0.00 $0.00 $0.00 $0.00 $0.00 $56,666.18 $0.00
M9 7.07438% $73,668.47 $0.00 $0.00 $0.00 $0.00 $0.00 $73,668.47 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1-A1A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A1A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A1B $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2A2 $0.00 $0.00 $0.00 $0.00 $0.00
1-A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1A $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A1B $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2A $0.00 $0.00 $0.00 $0.00 $0.00
1-A3A2B $0.00 $0.00 $0.00 $0.00 $0.00
1-A4A $0.00 $0.00 $0.00 $0.00 $0.00
1-A4B $0.00 $0.00 $0.00 $0.00 $0.00
2-A1A $0.00 $0.00 $0.00 $0.00 $0.00
2-A1B $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Reconciliation:
Beginning Amount 40,000.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 Servicer remittance 20,160,264.50
Withdrawal: to Depositor 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 40,000.00 Net Funds from Basis Risk account 0.00
Net Funds from Supplemental Interest Account 0.00
Net Payments to Trust from Swap Counterparty 297,945.19
Basis Risk Account:
20,458,209.69
Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00 Distributions (B):
Deposit : Required Amount from waterfall 0.00 Total interest distributed 9,796,407.04
Withdrawal: to cover Basis Risk shortfalls 0.00 Total principal distributed 10,595,625.22
Withdrawal: to X when Libor certs reduced to zero 0.00 Net Deposits to Basis Risk account 0.00
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 66,177.43
20,458,209.69
(A) - (B): 0.00
Miscellaneous:
Group1
Group2
Total
Supplemental Interest Trust:
Cumulative Recoveries 0.00 0.00 0.00 Begininning Balance 1,000.00
Deposit: Investment Income 0.00
A) Advances required to be made by Servicer 3,858,337.14 1,191,710.96 5,050,048.10 Deposit: Net Counterparty Payment 297,945.19
B) Advances actually made by Servicer 3,858,337.14 1,191,710.96 5,050,048.10 Deposit: Counterparty Termination Payment 0.00
C) Excess of A over B 0.00 0.00 0.00 Deposit / Withdrawal : Net Trust Payment to Counterparty 66,177.43
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Cumulative Payments to following bonds: Withdrawal : to pay interest on certificates 0.00
Class C 0.00 Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Class X 923,450.60 Withdrawal : to pay Deferred Amounts 0.00
Class R 0.00 Withdrawal : to pay Basis Risk Shortfalls 0.00
Withdrawal : to X, remaining amounts 297,945.19
Interest Remittance Amount 11,378,429.99 Ending Balance 1,000.00
Principal Remittance Amount 8,578,374.19
Principal Distribution Amount 8,578,374.19 Fixed:
Funds Shortfall 0.00 Swap Payment made by the swap provider to the trust 2,279,131.83
Swap Payment made by the trust to the swap provider 2,345,309.25
Class 1-A2A1 Cap Payment 0.00
Class 1-A3A1A Cap Payment 0.00
MTA:
Swap Payment made by the swap provider to the trust
6,074,470.44
Swap Payment made by the trust to the swap provider 5,776,525.25
ACCOUNT ACTIVITY

Contact:
James H. Byrnes
Account Administrator
(617) 603-6442
james.byrnes@usbank.com
Distribution Date
25-Sep-06
Lehman XS Trust
Mortgage Pass-Through Certificates, Series 2006-12N
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 16,745,034.69
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 2,901,262.32 Target Overcollateralization Amount 16,745,034.69
B) Ending Collateral Balance 1,848,033,442.44 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.157% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.078%
E) Applicable Delinquency Event trigger limit 2.787%
F) Cumulative Realized Losses 0.00
Excess interest distributions:
G) Original Collateral Balance 1,860,559,409.60 Excess available interest (A): 2,539,375.39
H) Cumulative Loss % ( F / G) 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until August 2009) 100.000% 1) as additional principal to certificates 2,017,251.03
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO 4) Remaining Amounts to X 522,124.36
For Distribution Dates prior to August 2012, 32.60% (B): 2,539,375.39
For Distribution Dates on or after August 2012, 40.70%
2) Cumultive Loss % exceeds applicable % (H > I)
NO (A)-(B): 0.00
NO
Stepdown Date:
Relevant information:
Senior Enhancement Percentage
8.549%
Senior Enhancement Percentage for purposes of Stepdown 8.549%
The later to occur of:
(x) the Distribution Date in August 2009
NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO
(i) prior to the Distribution Date in August 2012, 21.5%
(ii) on or after the Distribution Date in August 2012, 17.2%
NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Sep 25, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,856,611,816.63
13,734,692.53
5,156,318.34
0.00
1,848,033,442.44
96,913.49
12,922,204.24
715,574.80
0.00
0.00
13,734,692.53
11,942,573.82
564,143.83
5,156,318.34
0.00
0.00
0.00
0.00
6,222,111.65
203,460.32
0.00
20,160,264.50
5,382
5,348
0.9932676339
7.71892%
7.35429%
9.24721%
0.00
4,475
1,604,698,500.89
0.00
0.00
0.00
6,662,003.12
20
0
0.00
0.00
554,593.81
9,550.02
0.00
0.00
0.00
0.00
1,349,201,234.20
8,579,662.43
3,594,181.55
0.00
1,344,215,753.32
95,619.91
8,034,651.66
449,390.86
0.00
0.00
8,579,662.43
8,607,320.40
403,011.18
3,594,181.55
0.00
0.00
0.00
0.00
4,610,127.67
104,766.99
0.00
13,294,557.09
3,451
3,433
0.9944664059
7.65544%
7.29699%
9.10453%
0.00
2,546
1,101,535,930.32
0.00
0.00
0.00
3,084,472.38
8
0
0.00
0.00
396,028.10
6,983.08
0.00
0.00
0.00
0.00
507,410,582.43
5,155,030.10
1,562,136.79
0.00
503,817,689.12
1,293.58
4,887,552.58
266,183.94
0.00
0.00
5,155,030.10
3,335,253.42
161,132.65
1,562,136.79
0.00
0.00
0.00
0.00
1,611,983.98
98,693.33
0.00
6,865,707.41
1,931
1,915
0.9900833351
7.88770%
7.50663%
9.62658%
0.00
1,929
503,162,570.57
0.00
0.00
0.00
3,577,530.74
12
0
0.00
0.00
158,565.71
2,566.94
0.00
0.00
0.00
0.00

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
188 14,865,181.66 0.80% 153 12,046,728.92 0.90% 35 2,818,452.74 0.56%
100K to 199.99K
1,090 168,138,494.72 9.10% 610 92,240,013.05 6.86% 480 75,898,481.67 15.06%
200K to 299.99K
1,356 335,235,177.61 18.14% 639 157,502,811.71 11.72% 717 177,732,365.90 35.28%
300K to 399.99K
1,087 378,281,374.14 20.47% 522 182,176,318.09 13.55% 565 196,105,056.05 38.92%
400K to 499.99K
713 319,719,962.12 17.30% 609 275,877,643.11 20.52% 104 43,842,319.01 8.70%
500K to 599.99K
407 221,016,357.74 11.96% 393 213,595,343.99 15.89% 14 7,421,013.75 1.47%
600K to 699.99K
240 153,809,341.31 8.32% 240 153,809,341.31 11.44% 0 0.00 0.00%
700K to 799.99K
87 65,020,648.82 3.52% 87 65,020,648.82 4.84% 0 0.00 0.00%
800K to 899.99K
56 47,513,068.38 2.57% 56 47,513,068.38 3.53% 0 0.00 0.00%
900K to 999.99K
52 49,808,803.58 2.70% 52 49,808,803.58 3.71% 0 0.00 0.00%
1000K to 1099.99K
24 24,318,423.90 1.32% 24 24,318,423.90 1.81% 0 0.00 0.00%
1100K to 1199.99K
9 10,253,563.48 0.55% 9 10,253,563.48 0.76% 0 0.00 0.00%
1200K to 1299.99K
8 9,901,265.34 0.54% 8 9,901,265.34 0.74% 0 0.00 0.00%
1300K to 1399.99K
5 6,811,482.47 0.37% 5 6,811,482.47 0.51% 0 0.00 0.00%
1400K to 1499.99K
7 9,991,189.88 0.54% 7 9,991,189.88 0.74% 0 0.00 0.00%
1500K to 1599.99K
9 13,606,936.43 0.74% 9 13,606,936.43 1.01% 0 0.00 0.00%
1600K to 1699.99K
2 3,347,178.05 0.18% 2 3,347,178.05 0.25% 0 0.00 0.00%
1700K to 1799.99K
1 1,770,820.31 0.10% 1 1,770,820.31 0.13% 0 0.00 0.00%
1800K to 1899.99K
3 5,470,919.21 0.30% 3 5,470,919.21 0.41% 0 0.00 0.00%
1900K to 1999.99K
1 1,900,626.74 0.10% 1 1,900,626.74 0.14% 0 0.00 0.00%
2000K to 2099.99K
1 2,015,410.60 0.11% 1 2,015,410.60 0.15% 0 0.00 0.00%
2400K to 2499.99K
1 2,450,000.00 0.13% 1 2,450,000.00 0.18% 0 0.00 0.00%
2700K to 2799.99K
1 2,787,215.95 0.15% 1 2,787,215.95 0.21% 0 0.00 0.00%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Remaining Principal Balance
Balance

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
240.00M
280.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1800K to 1899.99K 1900K to 1999.99K 2000K to 2099.99K 2400K to 2499.99K 2700K to 2799.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.50% - 1.99%
1 333,947.48 0.02% 0 0.00 0.00% 1 333,947.48 0.07%
2.00% - 2.49%
2 495,494.43 0.03% 1 174,323.36 0.01% 1 321,171.07 0.06%
2.50% - 2.99%
1 323,880.45 0.02% 1 323,880.45 0.02% 0 0.00 0.00%
5.00% - 5.49%
6 3,618,383.52 0.20% 6 3,618,383.52 0.27% 0 0.00 0.00%
5.50% - 5.99%
2 412,623.17 0.02% 2 412,623.17 0.03% 0 0.00 0.00%
6.00% - 6.49%
14 5,507,145.86 0.30% 14 5,507,145.86 0.41% 0 0.00 0.00%
6.50% - 6.99%
333 109,045,821.53 5.90% 306 101,257,282.71 7.53% 27 7,788,538.82 1.55%
7.00% - 7.49%
1,237 431,419,466.83 23.34% 1,007 370,371,767.92 27.55% 230 61,047,698.91 12.12%
7.50% - 7.99%
2,458 826,243,689.92 44.71% 1,409 554,174,094.69 41.23% 1,049 272,069,595.23 54.00%
8.00% - 8.49%
967 356,430,950.94 19.29% 530 240,794,586.90 17.91% 437 115,636,364.04 22.95%
8.50% - 8.99%
314 110,192,798.60 5.96% 147 64,409,311.87 4.79% 167 45,783,486.73 9.09%
9.00% - 9.49%
9 2,857,697.01 0.15% 7 2,260,963.07 0.17% 2 596,733.94 0.12%
9.50% - 9.99%
4 1,151,542.70 0.06% 3 911,389.80 0.07% 1 240,152.90 0.05%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.66%
Group 2 Weighted Average Rate: 7.89%

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2 867,842.94 0.05% 2 867,842.94 0.08% 0 0.00 0.00%
1.00% - 1.99%
9 3,299,091.61 0.21% 9 3,299,091.61 0.30% 0 0.00 0.00%
2.00% - 2.99%
664 283,615,657.62 17.66% 461 229,437,091.40 20.82% 203 54,178,566.22 10.75%
3.00% - 3.99%
3,290 1,138,622,228.14 70.90% 1,803 750,705,817.73 68.12% 1,487 387,916,410.41 77.00%
4.00% - 4.99%
484 178,656,066.80 11.13% 260 117,173,507.21 10.63% 224 61,482,559.59 12.20%
5.00% - 5.99%
3 790,936.14 0.05% 2 550,783.24 0.05% 1 240,152.90 0.05%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.35%
Group 2 Weighted Average Margin: 3.46%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
2 867,842.94 0.05% 2 867,842.94 0.08% 0 0.00 0.00%
1.00% - 1.99%
9 3,299,091.61 0.21% 9 3,299,091.61 0.30% 0 0.00 0.00%
2.00% - 2.99%
664 283,615,657.62 17.66% 461 229,437,091.40 20.82% 203 54,178,566.22 10.75%
3.00% - 3.99%
3,290 1,138,622,228.14 70.90% 1,803 750,705,817.73 68.12% 1,487 387,916,410.41 77.00%
4.00% - 4.99%
484 178,656,066.80 11.13% 260 117,173,507.21 10.63% 224 61,482,559.59 12.20%
5.00% - 5.99%
3 790,936.14 0.05% 2 550,783.24 0.05% 1 240,152.90 0.05%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.35%
Group 2 Weighted Average Lifetime Rate Floor: 3.46%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
7.00% - 7.99%
1 264,312.34 0.02% 0 0.00 0.00% 1 264,312.34 0.05%
8.00% - 8.99%
9 4,129,578.02 0.26% 4 3,048,609.04 0.28% 5 1,080,968.98 0.21%
9.00% - 9.99%
4,314 1,556,561,363.29 96.93% 2,468 1,072,658,549.91 97.33% 1,846 483,902,813.38 96.05%
10.00% - 10.99%
41 13,225,779.13 0.82% 21 7,245,440.51 0.66% 20 5,980,338.62 1.19%
11.00% - 11.99%
75 27,630,824.52 1.72% 37 16,286,091.53 1.48% 38 11,344,732.99 2.25%
12.00% - 12.99%
10 3,362,528.95 0.21% 6 2,385,346.84 0.22% 4 977,182.11 0.19%
13.00% - 13.99%
1 267,340.70 0.02% 0 0.00 0.00% 1 267,340.70 0.05%
18.00% - 18.99%
1 410,096.30 0.03% 1 410,096.30 0.04% 0 0.00 0.00%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 9.99%
Group 2 Weighted Average Lifetime Rate Ceiling: 10.01%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
4,452 1,605,851,823.25 100.00% 2,537 1,102,034,134.13 100.00% 1,915 503,817,689.12 100.00%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
4,452 1,605,851,823.25 100.00% 2,537 1,102,034,134.13 100.00% 1,915 503,817,689.12 100.00%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
10 4,176,331.45 0.26% 10 4,176,331.45 0.38% 0 0.00 0.00%
1 Year MTA
4,430 1,597,361,470.87 99.47% 2,515 1,093,543,781.75 99.23% 1,915 503,817,689.12 100.00%
Cost of Funds
12 4,314,020.93 0.27% 12 4,314,020.93 0.39% 0 0.00 0.00%
Total
4,452
1,605,851,823.25
100.00%
2,537
1,102,034,134.13
100.00%
1,915
503,817,689.12
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
199 71,096,566.70 3.85% 94 36,646,115.01 2.73% 105 34,450,451.69 6.84%
3 Units
42 18,624,345.10 1.01% 30 15,035,300.06 1.12% 12 3,589,045.04 0.71%
4 Units
41 16,533,506.14 0.89% 28 12,026,921.31 0.89% 13 4,506,584.83 0.89%
Condominium
392 117,782,792.96 6.37% 197 69,688,122.15 5.18% 195 48,094,670.81 9.55%
High Rise Condo
16 8,309,697.06 0.45% 16 8,309,697.06 0.62% 0 0.00 0.00%
Low Rise Condo
166 33,498,307.94 1.81% 166 33,498,307.94 2.49% 0 0.00 0.00%
Mid Rise Condo
3 873,410.76 0.05% 3 873,410.76 0.06% 0 0.00 0.00%
Planned Unit Development
910 347,645,988.83 18.81% 644 276,846,485.32 20.60% 266 70,799,503.51 14.05%
Single Family
3,524 1,220,069,335.09 66.02% 2,238 886,873,053.59 65.98% 1,286 333,196,281.50 66.13%
Townhouse
55 13,599,491.86 0.74% 17 4,418,340.12 0.33% 38 9,181,151.74 1.82%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
74 22,598,631.67 1.22% 58 18,138,524.68 1.35% 16 4,460,106.99 0.89%
2006
5,274 1,825,434,810.77 98.78% 3,375 1,326,077,228.64 98.65% 1,899 499,357,582.13 99.11%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Year of First Payment Date
Year

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 14.9
5 501,294.12 0.03% 1 103,610.01 0.01% 4 397,684.11 0.08%
100.0% - 105.
2 1,023,267.52 0.06% 2 1,023,267.52 0.08% 0 0.00 0.00%
15.00% - 19.9
6 766,976.79 0.04% 2 200,892.89 0.01% 4 566,083.90 0.11%
20.00% - 24.9
6 916,179.06 0.05% 2 357,016.06 0.03% 4 559,163.00 0.11%
25.00% - 29.9
24 4,344,515.51 0.24% 9 1,942,853.90 0.14% 15 2,401,661.61 0.48%
30.00% - 34.9
34 7,336,812.82 0.40% 17 4,041,344.92 0.30% 17 3,295,467.90 0.65%
35.00% - 39.9
37 9,071,301.71 0.49% 24 6,420,312.45 0.48% 13 2,650,989.26 0.53%
40.00% - 44.9
65 22,081,835.94 1.19% 27 12,807,865.51 0.95% 38 9,273,970.43 1.84%
45.00% - 49.9
79 28,043,704.35 1.52% 38 17,844,414.21 1.33% 41 10,199,290.14 2.02%
50.00% - 54.9
121 42,789,844.79 2.32% 68 30,852,125.01 2.30% 53 11,937,719.78 2.37%
55.00% - 59.9
175 56,912,865.11 3.08% 90 35,997,181.50 2.68% 85 20,915,683.61 4.15%
60.00% - 64.9
204 77,417,390.00 4.19% 108 52,829,217.99 3.93% 96 24,588,172.01 4.88%
65.00% - 69.9
348 136,638,458.54 7.39% 188 93,888,797.31 6.98% 160 42,749,661.23 8.49%
70.00% - 74.9
538 217,077,472.00 11.75% 281 144,918,183.62 10.78% 257 72,159,288.38 14.32%
75.00% - 79.9
1,066 393,943,819.35 21.32% 648 280,583,838.63 20.87% 418 113,359,980.72 22.50%
80.00% - 84.9
2,323 762,869,056.50 41.28% 1,676 589,581,740.71 43.86% 647 173,287,315.79 34.39%
85.00% - 89.9
81 22,919,583.35 1.24% 58 17,578,224.62 1.31% 23 5,341,358.73 1.06%
90.00% - 94.9
156 41,516,714.14 2.25% 119 32,274,273.64 2.40% 37 9,242,440.50 1.83%
95.00% - 99.9
78 21,862,350.84 1.18% 75 20,970,592.82 1.56% 3 891,758.02 0.18%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 75
Group 2 Weighted Average LTV: 73
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,159 1,346,808,339.93 72.88% 2,507 913,231,704.78 67.94% 1,652 433,576,635.15 86.06%
457 - 480
1,189 501,225,102.51 27.12% 926 430,984,048.54 32.06% 263 70,241,053.97 13.94%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 394
Group 2 Weighted Average Remaining Amortization Months: 373
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,252 1,369,226,393.59 74.09% 2,600 935,649,758.44 69.61% 1,652 433,576,635.15 86.06%
457 - 480
1,096 478,807,048.85 25.91% 833 408,565,994.88 30.39% 263 70,241,053.97 13.94%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 392
Group 2 Weighted Average Remaining Months: 373

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,159 1,346,808,339.93 72.88% 2,507 913,231,704.78 67.94% 1,652 433,576,635.15 86.06%
457 - 480
1,189 501,225,102.51 27.12% 926 430,984,048.54 32.06% 263 70,241,053.97 13.94%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 398
Group 2 Weighted Average Original Amortization Months: 377
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
4,252 1,369,226,393.59 74.09% 2,600 935,649,758.44 69.61% 1,652 433,576,635.15 86.06%
457 - 480
1,096 478,807,048.85 25.91% 833 408,565,994.88 30.39% 263 70,241,053.97 13.94%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 396
Group 2 Weighted Average Original Remaining Months: 377

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
4 1,683,789.61 0.09% 2 1,050,982.66 0.08% 2 632,806.95 0.13%
ALASKA
8 1,626,976.85 0.09% 1 131,718.95 0.01% 7 1,495,257.90 0.30%
ARIZONA
171 45,135,882.23 2.44% 94 28,168,418.55 2.10% 77 16,967,463.68 3.37%
ARKANSAS
3 349,250.12 0.02% 2 221,413.45 0.02% 1 127,836.67 0.03%
CALIFORNIA
2,261 970,411,642.78 52.51% 1,528 750,165,353.71 55.81% 733 220,246,289.07 43.72%
COLORADO
68 16,480,839.31 0.89% 34 8,875,622.52 0.66% 34 7,605,216.79 1.51%
CONNECTICUT
36 10,958,401.02 0.59% 21 7,373,237.28 0.55% 15 3,585,163.74 0.71%
DELAWARE
8 2,689,893.05 0.15% 6 2,193,787.25 0.16% 2 496,105.80 0.10%
DISTRICT OF COLUMBIA
16 4,338,618.50 0.23% 7 2,287,127.50 0.17% 9 2,051,491.00 0.41%
FLORIDA
605 163,797,518.09 8.86% 363 112,125,217.96 8.34% 242 51,672,300.13 10.26%
GEORGIA
56 11,521,653.87 0.62% 42 8,787,012.76 0.65% 14 2,734,641.11 0.54%
HAWAII
51 22,483,369.27 1.22% 19 10,696,376.30 0.80% 32 11,786,992.97 2.34%
IDAHO
39 9,036,112.47 0.49% 29 7,031,852.91 0.52% 10 2,004,259.56 0.40%
ILLINOIS
126 35,237,874.28 1.91% 82 24,463,894.84 1.82% 44 10,773,979.44 2.14%
INDIANA
11 1,862,913.71 0.10% 8 1,267,375.00 0.09% 3 595,538.71 0.12%
KANSAS
6 1,547,844.15 0.08% 6 1,547,844.15 0.12% 0 0.00 0.00%
KENTUCKY
3 340,384.46 0.02% 1 91,535.86 0.01% 2 248,848.60 0.05%
LOUISIANA
6 1,544,388.32 0.08% 4 1,068,087.58 0.08% 2 476,300.74 0.09%
MAINE
6 1,069,096.02 0.06% 0 0.00 0.00% 6 1,069,096.02 0.21%
MARYLAND
200 67,896,925.77 3.67% 118 47,398,449.14 3.53% 82 20,498,476.63 4.07%
MASSACHUSETTS
73 25,040,522.63 1.35% 43 17,151,077.53 1.28% 30 7,889,445.10 1.57%
MICHIGAN
116 22,605,471.24 1.22% 97 19,291,047.98 1.44% 19 3,314,423.26 0.66%
MINNESOTA
135 36,629,985.23 1.98% 112 31,316,096.45 2.33% 23 5,313,888.78 1.05%
MISSISSIPPI
6 570,728.34 0.03% 5 455,063.53 0.03% 1 115,664.81 0.02%
MISSOURI
47 8,011,335.19 0.43% 32 5,075,779.34 0.38% 15 2,935,555.85 0.58%
MONTANA
5 3,136,942.08 0.17% 2 2,551,374.89 0.19% 3 585,567.19 0.12%
NEVADA
174 49,448,395.74 2.68% 109 33,771,626.55 2.51% 65 15,676,769.19 3.11%
NEW HAMPSHIRE
5 1,953,449.17 0.11% 4 1,821,194.34 0.14% 1 132,254.83 0.03%
NEW JERSEY
230 79,601,330.06 4.31% 127 51,468,739.58 3.83% 103 28,132,590.48 5.58%
NEW MEXICO
9 2,790,437.41 0.15% 4 1,751,167.33 0.13% 5 1,039,270.08 0.21%
NEW YORK
178 71,204,612.11 3.85% 98 46,029,446.56 3.42% 80 25,175,165.55 5.00%
NORTH CAROLINA
23 7,293,329.43 0.39% 15 5,465,850.42 0.41% 8 1,827,479.01 0.36%
NORTH DAKOTA
1 50,328.40 0.00% 1 50,328.40 0.00% 0 0.00 0.00%
OHIO
53 9,861,888.05 0.53% 43 8,226,441.36 0.61% 10 1,635,446.69 0.32%
OKLAHOMA
10 2,110,935.51 0.11% 7 1,805,187.57 0.13% 3 305,747.94 0.06%
OREGON
46 11,176,640.19 0.60% 18 4,717,782.57 0.35% 28 6,458,857.62 1.28%
PENNSYLVANIA
53 12,824,471.30 0.69% 25 7,133,974.00 0.53% 28 5,690,497.30 1.13%
RHODE ISLAND
9 2,396,581.10 0.13% 4 1,446,178.21 0.11% 5 950,402.89 0.19%
SOUTH CAROLINA
21 8,607,276.53 0.47% 14 7,135,091.08 0.53% 7 1,472,185.45 0.29%
TENNESSEE
11 2,602,585.37 0.14% 9 2,073,837.09 0.15% 2 528,748.28 0.10%
TEXAS
112 16,052,878.09 0.87% 105 14,930,468.16 1.11% 7 1,122,409.93 0.22%
UTAH
40 7,916,731.90 0.43% 30 5,884,848.12 0.44% 10 2,031,883.78 0.40%
VIRGINIA
185 65,427,122.29 3.54% 91 41,053,267.62 3.05% 94 24,373,854.67 4.84%
WASHINGTON
97 25,584,966.30 1.38% 55 15,510,093.05 1.15% 42 10,074,873.25 2.00%
WEST VIRGINIA
4 703,422.89 0.04% 3 460,229.10 0.03% 1 243,193.79 0.05%
WISCONSIN
19 4,161,120.28 0.23% 11 2,437,672.39 0.18% 8 1,723,447.89 0.34%
WYOMING
2 256,581.73 0.01% 2 256,581.73 0.02% 0 0.00 0.00%
Total
5,348
1,848,033,442.44
100.00%
3,433
1,344,215,753.32
100.00%
1,915
503,817,689.12
100.00%
Geographic Distribution by State
State

Distribution Date: Sep 25, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
NEW JERSEY
MARYLAND
NEW YORK
VIRGINIA
NEVADA
MINNESOTA
ARIZONA
ILLINOIS
MICHIGAN
MASSACHUSETTS
WASHINGTON
TEXAS
HAWAII
COLORADO
GEORGIA
OHIO
CONNECTICUT
SOUTH CAROLINA
PENNSYLVANIA
IDAHO
UTAH
NORTH CAROLINA
MISSOURI
OREGON
MONTANA
WISCONSIN
DISTRICT OF
COLUMBIA
DELAWARE
TENNESSEE
NEW HAMPSHIRE
OKLAHOMA
NEW MEXICO
KANSAS
RHODE ISLAND
INDIANA
LOUISIANA
ALABAMA
WEST VIRGINIA
MISSISSIPPI
WYOMING
ARKANSAS
ALASKA
KENTUCKY
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
45
CALIFORNIA
FLORIDA
NEW JERSEY
NEW YORK
VIRGINIA
MARYLAND
ARIZONA
NEVADA
HAWAII
ILLINOIS
WASHINGTON
MASSACHUSETTS
COLORADO
OREGON
PENNSYLVANIA
MINNESOTA
CONNECTICUT
MICHIGAN
MISSOURI
GEORGIA
DISTRICT OF
COLUMBIA
UTAH
IDAHO
NORTH CAROLINA
WISCONSIN
OHIO
ALASKA
SOUTH CAROLINA
TEXAS
MAINE
NEW MEXICO
RHODE ISLAND
ALABAMA
INDIANA
MONTANA
TENNESSEE
DELAWARE
LOUISIANA
OKLAHOMA
KENTUCKY
WEST VIRGINIA
NEW HAMPSHIRE
ARKANSAS
MISSISSIPPI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
5,323
1,838,955,474.06
99.51%
1,834,950,055.96
18
6,176,706.06
0.33%
6,146,002.54
7
2,901,262.32
0.16%
2,868,146.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,348
1,848,033,442.44
1,843,964,205.36
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
5,323
1,838,955,474.06
99.51%
1,834,950,055.96
18
6,176,706.06
0.33%
6,146,002.54
7
2,901,262.32
0.16%
2,868,146.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
5,348
1,848,033,442.44
100.00%
1,843,964,205.36
All Groups
Current
30 - 59
days
60 - 89
days
Current 99.5%
30 - 59 days 0.3%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,413
1,336,717,977.96
99.44%
1,333,852,623.23
13
4,596,513.04
0.34%
4,577,094.92
7
2,901,262.32
0.22%
2,868,146.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,433
1,344,215,753.32
1,341,297,865.01
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,413
1,336,717,977.96
99.44%
1,333,852,623.23
13
4,596,513.04
0.34%
4,577,094.92
7
2,901,262.32
0.22%
2,868,146.86
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,433
1,344,215,753.32
100.00%
1,341,297,865.01
Group 1
Current
30 - 59 days
60 - 89 days
Current 99.4%
30 - 59 days 0.3%
60 - 89 days 0.2%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,910
502,237,496.10
99.69%
501,097,432.73
5
1,580,193.02
0.31%
1,568,907.62
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,915
503,817,689.12
502,666,340.35
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,910
502,237,496.10
99.69%
501,097,432.73
5
1,580,193.02
0.31%
1,568,907.62
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1,915
503,817,689.12
100.00%
502,666,340.35
Group 2
Current
30 - 59 days
Current 99.7%
30 - 59 days 0.3%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Sep 25, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
18 6,176,706.06 68.04% 7 2,901,262.32 31.96% 0 0.00 0.00% 0 0.00 0.00%
25
9,077,968.38
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
18
6,176,706.06
68.04%
7
2,901,262.32
31.96%
0
0.00
0.00%
0
0.00
0.00%
25
9,077,968.38
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
13 4,596,513.04 61.31% 7 2,901,262.32 38.69% 0 0.00 0.00% 0 0.00 0.00%
20
7,497,775.36
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
13
4,596,513.04
61.31%
7
2,901,262.32
38.69%
0
0.00
0.00%
0
0.00
0.00%
20
7,497,775.36
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
5 1,580,193.02 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
5
1,580,193.02
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
5
1,580,193.02
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
5
1,580,193.02
100.00%
Group 2
50.63
31.96
0.00
0.00
17.41
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
82.59
0.00
0.00
0.00
17.41
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
Group 2
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
September 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
17 6,819,802.90 18 6,176,706.06
60 - 89 days
0 0.00 7 2,901,262.32
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
8/
1/
20
06
9/
1/
20
06
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
9/
1/
20
06
Balance ($)
60 - 89 days

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
September 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
13 5,640,982.17 13 4,596,513.04
60 - 89 days
0 0.00 7 2,901,262.32
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
9/
1/
20
06
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
9/
1/
20
06
Balance ($)
60 - 89 days

Distribution Date: Sep 25, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
August 2006
September 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
4 1,178,820.73 5 1,580,193.02
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
9/
1/
20
06
Balance ($)
30 - 59 days

Distribution Date: Sep 25, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
7.29%
8,484,042.52
11.53%
5,153,736.52
8.47%
13,637,779.04
Life CPR
5.83% 8.02% 6.43%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
9/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
9/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
9/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
9/
1/
20
06
Group 1
Group 2
Total
Amount ($)

Distribution Date: Sep 25, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Sep 25, 2006
REO LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
18 8,047,975.00 8,034,651.66 0.00 1,349,201,234.20
GROUP 2
16 4,843,000.00 4,887,552.58 0.00 507,410,582.43
TOTAL:
34
12,890,975.00
12,922,204.24
0.00
0.60%
99.40%
1
0.96%
99.04%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
120078324 592,000.00 591,999.80 591,999.80 0.00 0.00 0.00 Voluntary PIF
09/06/2006
0.00 7.375%
0.00
120078886 1,500,000.00 1,490,438.52 1,489,210.61 0.00 0.00 0.00 Voluntary PIF
08/23/2006
1,227.91 7.250%
0.00
120997770 309,600.00 310,653.15 311,696.01 0.00 0.00 0.00 Voluntary PIF
08/22/2006
0.00 7.875%
9,754.33
121001804 100,000.00 100,672.90 101,001.44 0.00 0.00 0.00 Voluntary PIF
08/15/2006
0.00 7.750%
3,049.98
121086839 297,000.00 297,000.00 297,000.00 0.00 0.00 0.00 Voluntary PIF
08/21/2006
0.00 7.250%
0.00
121099949 103,000.00 102,918.49 102,877.39 0.00 0.00 0.00 Voluntary PIF
08/31/2006
41.10 6.875%
0.00
121100549 367,000.00 366,563.08 366,415.77 0.00 0.00 0.00 Voluntary PIF
08/09/2006
147.31 6.875%
0.00
121105860 400,000.00 401,176.94 402,541.34 0.00 0.00 0.00 Voluntary PIF
08/22/2006
0.00 7.250%
0.00
121209258 420,000.00 426,975.11 428,782.06 0.00 0.00 0.00 Voluntary PIF
08/04/2006
0.00 8.875%
14,433.83
121209456 448,000.00 455,344.69 457,223.96 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 8.750%
16,001.33
121209803 540,000.00 545,863.27 547,822.37 0.00 0.00 0.00 Voluntary PIF
08/10/2006
0.00 8.125%
17,788.20
121228597 282,625.00 226,752.16 226,752.16 0.00 0.00 0.00 Voluntary PIF
08/30/2006
0.00 7.250%
0.00
121231534 362,050.00 361,510.92 361,238.85 0.00 0.00 0.00 Voluntary PIF
08/14/2006
272.07 7.500%
14,468.57
121237812 270,750.00 274,380.59 275,086.63 0.00 0.00 0.00 Voluntary PIF
08/25/2006
0.00 9.000%
9,910.38
121252183 610,000.00 609,071.75 611,330.83 0.00 0.00 0.00 Voluntary PIF
08/30/2006
0.00 7.782%
19,360.37
121253223 678,750.00 679,463.59 681,880.99 0.00 0.00 0.00 Voluntary PIF
08/29/2006
0.00 8.125%
0.00
121256390 304,000.00 306,975.49 308,001.86 0.00 0.00 0.00 Voluntary PIF
08/02/2006
0.00 8.375%
0.00
121256846 463,200.00 471,936.54 473,789.59 0.00 0.00 0.00 Voluntary PIF
08/02/2006
0.00 8.500%
0.00
Total:
18
8,047,975.00
8,019,696.99
1,688.39
8,034,651.66
0.00
0.00
0.00
104,766.99

Distribution Date: Sep 25, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121202659 190,000.00 189,581.77 190,123.88 0.00 0.00 0.00 Voluntary PIF
08/25/2006
0.00 7.582%
3,791.64
121203954 355,000.00 356,979.16 358,031.27 0.00 0.00 0.00 Voluntary PIF
08/07/2006
0.00 7.375%
10,117.65
121206650 397,500.00 404,751.98 406,298.29 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 8.375%
0.00
121209852 364,000.00 366,678.49 367,952.24 0.00 0.00 0.00 Voluntary PIF
08/09/2006
0.00 8.000%
11,294.43
121211502 180,000.00 181,494.58 182,182.31 0.00 0.00 0.00 Voluntary PIF
08/16/2006
0.00 8.375%
6,092.59
121238232 352,000.00 353,105.52 354,044.58 0.00 0.00 0.00 Voluntary PIF
08/24/2006
0.00 8.332%
0.00
121238539 335,000.00 334,869.69 335,671.65 0.00 0.00 0.00 Voluntary PIF
08/11/2006
0.00 7.432%
9,725.63
121243331 337,500.00 336,885.31 337,822.31 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 8.182%
3,577.50
121243539 412,500.00 416,109.57 417,426.84 0.00 0.00 0.00 Voluntary PIF
08/29/2006
0.00 7.625%
12,718.86
121243752 307,500.00 307,060.80 308,086.85 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 7.875%
9,668.96
121245294 304,000.00 309,207.71 310,516.78 0.00 0.00 0.00 Voluntary PIF
08/15/2006
0.00 8.875%
0.00
121246169 242,000.00 241,573.94 242,190.06 0.00 0.00 0.00 Voluntary PIF
08/24/2006
0.00 8.032%
4,840.00
121247027 236,000.00 236,199.06 236,990.05 0.00 0.00 0.00 Voluntary PIF
08/01/2006
0.00 7.875%
7,294.21
121247415 224,000.00 227,400.39 228,141.41 0.00 0.00 0.00 Voluntary PIF
08/03/2006
0.00 8.250%
0.00
121250401 239,000.00 243,819.04 244,828.17 0.00 0.00 0.00 Voluntary PIF
08/01/2006
0.00 8.750%
8,249.15
121251565 367,000.00 366,279.33 367,245.89 0.00 0.00 0.00 Voluntary PIF
08/31/2006
0.00 7.732%
11,322.71
Total:
16
4,843,000.00
4,871,996.34
0.00
4,887,552.58
0.00
0.00
0.00
98,693.33

Distribution Date: Sep 25, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Sep 25, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Lehman XS Trust Mortgage Pass-Through Certificates, Series 2006-12N
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #